10. ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Components of accounts payable

The components of accounts payable at December 31, are detailed as follows:

	December 31,	December 31,
	2012	2011

Accounts Payable	$5,713,000	$6,553,000
Accrued Expenses	697,000	497,000
Due to Old Nassau Tool	411,000	-
Accrued Interest	138,000	169,000
Accrued Payroll	99,000	178,000
401K payable	19,000	35,000
	$7,077,000	$7,432,000